Share Capital and Other Components of Equity - Summary of Share Based Compensation Arrangements by Share Based Payment Warrant (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Share Based Compensation Arrangement By Share Based Payment Award Warrant [Line Items]
Number of warrants, Ending Balance	8,028,577
Weighted average exercise price, Ending Balance	$ 5.75
Warrants Granted as Part of Share Based Payment Arrangement [Member]
Schedule of Share Based Compensation Arrangement By Share Based Payment Award Warrant [Line Items]
Number of warrants, Beginning Balance	8,807,977	9,119,330
Number of warrants, Exercised	(879,900)	(80,243)
Number of warrants, Expired		(231,110)
Number of warrants, Granted	100,500
Number of warrants, Ending Balance	8,028,577	8,807,977
Weighted average exercise price, Beginning Balance	$ 5.48	$ 5.49
Weighted average exercise price, Exercised	2.46	5.61
Weighted average exercise price, Expired		5.88
Weighted average exercise price, Granted	0.75
Weighted average exercise price, Ending Balance	$ 5.75	$ 5.48